Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

October 16, 2014
Lindsey Coffey T +1 212 596 9821 F +1 646 728 2573 lindsey.coffey@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549-1090

Re:  Schroder Global Series Trust (File Nos. 811-21364; 333-105659)

Ladies and Gentlemen:

On behalf of Schroder Global Series Trust (the “Trust”), we are filing today pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 37 (the “Amendment) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed to reflect (i) the addition of a new class (Advisor Shares) to Schroder Global Multi-Cap Equity Fund (the “Fund”); (ii) the reclassification of the Fund’s Institutional Shares and Institutional Service Shares to R6 Shares and Investor Shares, respectively; (iii) modified expenses of the Fund; and (iv) the update of other information as necessary.

No fees are required in connection with this filing.  Please direct any questions concerning this filing to me at (212) 596-9821.

Regards,

/s/ LINDSEY COFFEY

Lindsey Coffey